FAIR VALUE	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE	FAIR VALUE
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. To measure fair value, a hierarchy has been established that prioritizes the use of observable inputs over unobservable inputs. This hierarchy uses the following three levels of inputs to measure the fair value of assets and liabilities:
Level 1 – Quoted prices in active markets for identical assets or liabilities in active markets that the Plan has the ability to access. For the Plan, Level 1 includes the Company’s common stock, registered investment companies and a portion of common collective trusts.
Level 2 – Observable inputs other than Level 1 including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in less active markets, observable inputs other than quoted prices that are used in the valuation of an asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 – Unobservable inputs supported by little or no market activity for financial instruments whose value is determined by pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following describes the assets and the valuation methodologies used to measure their fair value:
Bank common stock – Shares of the Bank’s common stock are valued at the last reported sales price on the last business day of the Plan year in the active market where individual securities are traded.
Common collective trusts – The Plan holds the Fidelity Managed Income Portfolio II – Class 4. The fund is a stable value fund designed to deliver safety and stability by preserving principal while earning interest income. The fund is fully benefit-responsive; accordingly, contract value, which represents the amount participants would receive, approximates fair value. Participation units in the fund are valued at the net asset value (“NAV”) as the practical expedient as determined by the issuer of the fund. The Plan also holds target date and other common collective trusts whose fair market value is readily determinable by the quoted market prices of the underlying assets held in the trusts.
Registered investment companies – These mutual funds are valued at quoted market prices for shares held by the Plan at year-end.
Assets measured at fair value on a recurring basis within the fair value hierarchy are summarized as follows at December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Zions Bancorporation, N.A. common stock	$366,899,621	$—	$—	$366,899,621
Registered investment companies	679,650,082	—	—	679,650,082
Common collective trusts	943,894,926	—	—	943,894,926

Total	$1,990,444,629	$—	$—	1,990,444,629

Investments that use NAV				63,537,533
Total investments				$2,053,982,162

	December 31, 2024
(In millions)	Level 1	Level 2	Level 3	Total

Zions Bancorporation, N.A. common stock	$357,846,882	$—	$—	$357,846,882
Registered investment companies	602,630,940	—	—	602,630,940
Common collective trusts	816,088,913	—	—	816,088,913

Total	1,776,566,735	$—	$—	1,776,566,735

Investments that use NAV				65,491,304
Total investments				$1,842,058,039
No transfers occurred between Levels 1, 2, or 3 during 2025.
As shown in the preceding schedules, the fair value hierarchy excludes investments in a common collective trust which are based upon the NAV. The following presents additional information as of December 31, 2025 and 2024 for the common collective trust fund whose fair value is based on NAV per share:

Fair value at December 31,		Investment	Unfunded commitments	Redemption

2025:	$63,537,533	Common collective trust fund	None	Any business day, subject to certain restrictions.
2024:	$65,491,304	Common collective trust fund	None	Any business day, subject to certain restrictions.